Derivative Liabilities (Details) - Schedule of Derivative Liabilities	12 Months Ended
Dec. 31, 2022 USD ($)
Debt Conversion [Line Items]
Beginning balance	$ 15,220,367
Change in fair value of derivative liabilities	(15,144,986)
Ending balance	75,381
Public SPAC Warrants [Member]
Debt Conversion [Line Items]
Beginning balance	8,048,850
Change in fair value of derivative liabilities	(8,017,225)
Ending balance	31,625
Private SPAC Warrants [Member]
Debt Conversion [Line Items]
Beginning balance	467,325
Change in fair value of derivative liabilities	(466,069)
Ending balance	1,256
PIPE Warrants [Member]
Debt Conversion [Line Items]
Beginning balance	6,516,300
Change in fair value of derivative liabilities	(6,474,200)
Ending balance	42,100
Other Warrants [Member]
Debt Conversion [Line Items]
Beginning balance	187,892
Change in fair value of derivative liabilities	(187,492)
Ending balance	400
Convertible Notes Payable [Member]
Debt Conversion [Line Items]
Change in fair value of derivative liabilities
Ending balance	$ 75,381